Loans Receivable - Loans Impaired, Loan Commitments and Loans Serviced (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Receivables [Abstract]
Recorded investment in impaired loans	$ 251,274	$ 285,243
TDRs included in impaired loans	207,377	261,531
Allocated reserves on impaired loans	1,363	1,980
Specific reserves on impaired loans	126	366
Average balance of impaired loans for year ended	274,530	301,685
Interest income from impaired loans for year ended	11,736	12,843
Outstanding fixed-rate origination commitments	425,130	331,947
Gross loans serviced for others	$ 77,119	$ 80,896